PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Electronic equipment	157,147	189,838
Building	489,929	629,032
Leasehold improvement	203,857	264,949
Furniture and office equipment	14,298	24,296
Software	19,842	22,388
Construction in progress	786	173,436
Total	885,859	1,303,939
Less: Accumulated depreciation	(215,622)	(294,807)
	670,237	1,009,132

Depreciation expenses were RMB50,732, RMB60,985 and RMB104,076 for the years ended December 31, 2023, 2024 and 2025, respectively. No impairment loss on property, equipment and software was recorded during the years ended December 31, 2023, 2024 and 2025.